Post-employment Benefits - Post-employment benefits (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Post-employment benefit plans
Defined benefit obligation	$ 1,204,464	$ 1,207,528
Plan assets	431,982	474,479
Unfunded status of plans	772,482	733,049
Pensions
Post-employment benefit plans
Defined benefit obligation	562,196	679,222
Plan assets	389,703	436,091
Unfunded status of plans	172,493	243,131
Remeasurement adjustments	(10,297)	(70,149)
Seniority Premiums
Post-employment benefit plans
Defined benefit obligation	642,268	528,306
Plan assets	42,279	38,388
Unfunded status of plans	599,989	489,918
Remeasurement adjustments	$ 73,076	$ (13,786)